Insurance contracts in the financial services segment - Summary of remaining coverage and liabilities for incurred claims (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Insurance service expenses
Insurance finance expenses (income)	¥ 57,995	¥ 69,528
Other	76	(309)
Insurance contracts issued remaining coverage and incurred claim [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract assets, Beginning	(60,751)	(55,330)
Insurance contract liabilities, Beginning	12,510,030	13,184,671
Net amounts, Beginning	12,449,279	13,129,341
Insurance revenue	(586,115)	(554,570)
Insurance service expenses
Incurred claims and other insurance service expenses	273,088	268,750
Amortization of insurance acquisition cash flows	124,518	113,433
Changes in liabilities for incurred claims	5,008	632
Losses and reversals of losses on onerous contracts	4,592	(602)
Total insurance service expenses	407,206	382,213
Insurance service result	(178,909)	(172,357)
Insurance finance expenses (income)	247,205	(925,318)
Total amounts recognized in comprehensive income	68,296	(1,097,675)
Premiums received	1,886,124	1,609,362
Insurance acquisition cash flows	(153,410)	(145,272)
Claims and other insurance service expenses paid	(1,212,518)	(1,045,529)
Total cash flows	520,196	418,561
Other	(407)	(948)
Insurance contract assets, Ending	(56,975)	(60,751)
Insurance contracts liabilities, Ending	13,094,339	12,510,030
Net amounts, Ending	13,037,364	12,449,279
Net liabilities or assets for remaining coverage excluding loss component [member] | Insurance contracts issued remaining coverage and incurred claim [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract assets, Beginning	(93,283)	(84,000)
Insurance contract liabilities, Beginning	12,331,738	13,004,073
Net amounts, Beginning	12,238,455	12,920,073
Insurance revenue	(586,115)	(554,570)
Insurance service expenses
Amortization of insurance acquisition cash flows	124,518	113,433
Total insurance service expenses	124,518	113,433
Insurance service result	(461,597)	(441,137)
Insurance finance expenses (income)	244,793	(927,674)
Total amounts recognized in comprehensive income	(216,804)	(1,368,811)
Investment component excluded from insurance revenue and insurance service expenses	(944,520)	(776,575)
Premiums received	1,886,124	1,609,362
Insurance acquisition cash flows	(153,410)	(145,272)
Total cash flows	1,732,714	1,464,090
Other	(199)	(322)
Insurance contract assets, Ending	(90,377)	(93,283)
Insurance contracts liabilities, Ending	12,900,023	12,331,738
Net amounts, Ending	12,809,646	12,238,455
Loss component [member] | Insurance contracts issued remaining coverage and incurred claim [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract liabilities, Beginning	51,840	53,820
Net amounts, Beginning	51,840	53,820
Insurance service expenses
Incurred claims and other insurance service expenses	(3,721)	(3,493)
Losses and reversals of losses on onerous contracts	4,592	(602)
Total insurance service expenses	871	(4,095)
Insurance service result	871	(4,095)
Insurance finance expenses (income)	2,663	2,048
Total amounts recognized in comprehensive income	3,534	(2,047)
Other	(41)	67
Insurance contracts liabilities, Ending	55,333	51,840
Net amounts, Ending	55,333	51,840
Liabilities for incurred claims [member] | Insurance contracts issued remaining coverage and incurred claim [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract assets, Beginning	32,532	28,670
Insurance contract liabilities, Beginning	126,452	126,778
Net amounts, Beginning	158,984	155,448
Insurance service expenses
Incurred claims and other insurance service expenses	276,809	272,243
Changes in liabilities for incurred claims	5,008	632
Total insurance service expenses	281,817	272,875
Insurance service result	281,817	272,875
Insurance finance expenses (income)	(251)	308
Total amounts recognized in comprehensive income	281,566	273,183
Investment component excluded from insurance revenue and insurance service expenses	944,520	776,575
Claims and other insurance service expenses paid	(1,212,518)	(1,045,529)
Total cash flows	(1,212,518)	(1,045,529)
Other	(167)	(693)
Insurance contract assets, Ending	33,402	32,532
Insurance contracts liabilities, Ending	138,983	126,452
Net amounts, Ending	¥ 172,385	¥ 158,984